Principal Accounting Policies (Narrative - Principles of Consolidation) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 17, 2008 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Principles of Consolidation [Line Items]
Accumulated deficit				¥ (869,044)	¥ (405,580)	$ (359,446)	¥ (2,328,423)
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit							¥ 1,348,000
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest	¥ 1,800	¥ 2,430
Equity interest purchase option term	10 years
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Monthly service fees as percentage of profits from agreement			100.00%
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years
Consolidated affiliated entities [Member] | Cooperation Agreement [Member]
Principles of Consolidation [Line Items]
Technology consulting and service fees received			¥ 42,367	¥ 20,535	¥ 22,587